Restricted cash and other non-current assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Restricted Cash And Other Non Current Assets [Abstract]
Restricted cash and other non-current assets
15.	Restricted cash and other non-current assets

	2019	2018
	(in € millions)
Restricted cash
Lease deposits and guarantees	54	52
Other	1	3
Other non-current assets	14	10
	69	65